Shareholder Report, Line Graph (Details) ITGS_MassMutual Short-Duration Bond Fund_Class L_TSR Annual {Class L} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 13, 2021	Sep. 30, 2025
Class L
Account Value [Line Items]
Line Graph and Table Measure Name					Class L - with maximum sales charge
Accumulated Value	$ 10,112	$ 9,159	$ 8,832	$ 10,000	$ 10,664
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,568	8,576	8,521	10,000	$ 9,844
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate 1-3 Year Bond Index
Accumulated Value	$ 10,518	$ 9,809	$ 9,541	$ 10,000	$ 10,954